Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net Income	$ 1,290,453	$ 741,120
Depreciation, depletion and amortization	1,856,660	1,633,467
Stock, options and warrants issued for services	255,977	285,230
Accretion of asset retirement obligation	139,779	93,973
Settlement of asset retirement obligations	(36,758)	0
(Gain) on derivatives	(448,945)	(927,039)
Loss (Gain) on sale of fixed assets	5,833	(1,378)
Adjustments to reconcile net income to cash from operating activities:
Accounts receivable	(361,314)	232,443
Inventory	34,336	0
Deposits and prepaid expenses	235,471	(93,123)
Accounts payable	(545,112)	28,398
Accrued liabilities	686,441	291,652
Cash flows from operating activities	3,112,821	2,284,743
Cash flows from investing activities
Purchase of Treasury Stock	0	(226,000)
Purchase of fixed assets	(184,794)	(115,274)
Additions to oil and gas properties	(7,672,492)	(10,247,539)
Sale of oil and gas properties	454,975	0
Settlements of asset retirement obligations	(18,910)	0
Proceeds from sale of vehicles	12,755	11,240
Net cash acquired from Black Raven	656,693
Cash flows from investing activities	(6,751,773)	(10,577,573)
Cash flows from financing activities
Sale of non-controlling interest in subsidiary	0	2,650,000
Dividend paid	(757,992)	(433,696)
Borrowings on long-term debt	6,000,000	4,700,000
Distribution to non-controlling interest in subsidiary		(592,936)
Payments on long-term debt	(9,096)	(33,484)
Payments on notes payable	(825,000)	0
Deferred financing costs	(228,258)	0
Cash flows from financing activities	4,179,654	6,289,884
Increase (decrease) in cash and cash equivalents	540,702	(2,002,946)
Cash and cash equivalents, beginning	767,494	2,770,440
Cash and cash equivalents, end	1,308,196	767,494
Supplemental disclosures:
Interest paid	375,932	195,125
Income taxes paid	0	0
Non-cash transactions:
Share-based payments issued for services	216,810	452,263
Treasury stock purchased with a note payable		825,000
Preferred dividends payable	$ 456,289	$ 174,763